SCHEDULE OF WARRANTS ISSUED, EXERCISED AND EXPIRED (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Debt Disclosure [Abstract]
Warrants Shares, Beginning Balance	1,792,451	97,075	47,633
Weighted Avg. Exercise Price Warrant, Beginning Balance	$ 34.208	$ 444.50	$ 205.156
Warrants Shares, Granted		1,714,127	49,442
Weighted Avg. Exercise Price Warrant, Issued		$ 11.696	$ 139.344
Warrants Shares, Exercised	27,000
Weighted Avg. Exercise Price Warrant, Exercised
Warrants Shares, Forfeited
Weighted Avg. Exercise Price Warrant, Forfeited
Warrants Shares, Expired		(18,750)
Weighted Avg. Exercise Price Warrant, Expired
Warrants Shares, Expired		18,750
Warrants Shares, Ending Balance		1,792,451	97,075
Weighted Avg. Exercise Price Warrant, Ending Balance		$ 34.208	$ 444.50
Intrinsic value of warrants		$ 2,344,529	$ 33,752,623
Weighted Average Remaining Contractual Life (Years)		6 years 5 months 12 days	6 years 6 months